Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	May 31, 2026	May 31, 2026
C000005044
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Community Impact Bond Fund, CRA Shares
C000048038
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Community Impact Bond Fund, Institutional Shares
C000048039
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CCM Community Impact Bond Fund, Retail Shares
Without Sales Load [Member] | C000005044
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%	0.18%	1.02%
Without Sales Load [Member] | C000048038
Average Annual Return [Line Items]
Average Annual Return, Percent		5.02%	0.61%	1.46%
Without Sales Load [Member] | C000048039
Average Annual Return [Line Items]
Average Annual Return, Percent		4.65%	0.27%	1.12%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%	1.70%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		5.13%	0.17%	1.70%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		4.95%	0.95%	1.85%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		4.95%	0.95%	1.85%
Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent		4.95%	0.95%	1.85%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.